Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$25,606	$25,137
Temporary differences mainly relating to Research and Development	1,056	1,376

Deferred tax asset before valuation allowance	26,662	26,513
Valuation allowance	(26,662)	(26,513)
Deferred tax asset, net	$-	$-